GOODWILL AND OTHER INTANGIBLE ASSETS - Intangible Assets and Accumulated Amortization (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Value	$ 29,300,000		$ 29,300,000
Accumulated Amortization	1,682,083		1,682,083
Net Book Value	27,617,917		27,617,917
Gross Value	32,900,000		32,900,000
Intangible assets, net	31,217,917		31,217,917		$ 0
Amortization expense	1,682,083	$ 0	1,682,083	$ 0
Trade Names
Finite-Lived Intangible Assets [Line Items]
Indefinite Lived Intangible Assets	900,000		900,000
Licensing Agreements
Finite-Lived Intangible Assets [Line Items]
Indefinite Lived Intangible Assets	2,700,000		2,700,000
Customer Relationships - Agents
Finite-Lived Intangible Assets [Line Items]
Gross Value	12,600,000		12,600,000
Accumulated Amortization	630,000		630,000
Net Book Value	11,970,000		11,970,000
Customer Relationships—Financial Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Value	11,000,000		11,000,000
Accumulated Amortization	343,750		343,750
Net Book Value	10,656,250		10,656,250
Internally Developed and Used Technology—APA
Finite-Lived Intangible Assets [Line Items]
Gross Value	1,600,000		1,600,000
Accumulated Amortization	200,000		200,000
Net Book Value	1,400,000		1,400,000
Internally Developed and Used Technology—Market Place
Finite-Lived Intangible Assets [Line Items]
Gross Value	100,000		100,000
Accumulated Amortization	8,333		8,333
Net Book Value	91,667		91,667
Non-Compete Agreements
Finite-Lived Intangible Assets [Line Items]
Gross Value	4,000,000		4,000,000
Accumulated Amortization	500,000		500,000
Net Book Value	$ 3,500,000		$ 3,500,000